Intangible Asset (Tables)	12 Months Ended
Mar. 31, 2018
Intangible Asset [Abstract]
Schedule of intangible asset
Software	$1,867	$1,251
Less-Accumulated Amortization	(498)	(439)
Total, net	$1,369	$812